Employee Benefits - Summary of Defined Benefit Plan Actuarial (Gains)/ Losses Recognized in Other Comprehensive Income (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [abstract]
Return on plan assets excluding interest income-loss/(Gain)	₨ (675)	₨ 626	₨ (30)
Actuarial loss/(gain) arising from financial assumptions	373	(2,106)	(625)
Actuarial loss/(gain) arising from demographic assumptions	98	342	(667)
Actuarial loss/ (gain) arising from experience adjustments	82	741	920
Changes in Asset Ceiling	(71)	463	0
(Gain)/loss on re-measurement of defined benefit plans, net	(193)	66	(402)
Deferred tax (asset)/liability thereon	111	(16)	3
(Gain)/loss on re-measurement of defined benefit plans, net of deferred taxes	₨ (82)	₨ 50	₨ (399)